LEASES (Details 3) $ in Millions	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 4
Less Than Three Months [Member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	2
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 2